UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® Institutional International Equity Fund

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.4%
Alcoholic Beverages - 6.6%
Diageo PLC	3,401,188	$64,655,802
Heineken N.V.	1,738,419	94,987,468
Pernod Ricard S.A.	516,547	48,242,122

		$207,885,392

Apparel Manufacturers - 4.7%
Burberry Group PLC	1,094,555	$20,614,091
Compagnie Financiere Richemont S.A.	436,326	25,200,974
Li & Fung Ltd.	5,305,000	27,177,848
LVMH Moet Hennessy Louis Vuitton S.A.	476,061	75,361,047

		$148,353,960

Automotive - 1.9%
DENSO Corp.	1,005,300	$33,356,913
Honda Motor Co. Ltd.	699,500	26,279,604

		$59,636,517

Broadcasting - 1.4%
WPP Group PLC	3,627,939	$44,726,237

Brokerage & Asset Managers - 1.9%
Deutsche Boerse AG	565,388	$42,907,895
Nomura Holdings, Inc.	3,110,700	16,267,787

		$59,175,682

Business Services - 4.1%
Compass Group PLC	3,556,629	$31,979,575
Hays PLC	8,703,619	16,238,208
Infosys Technology Ltd.	571,898	41,567,283
Randstad Holding N.V. (l)	737,031	41,049,649

		$130,834,715

Chemicals - 1.0%
Givaudan S.A.	30,208	$30,372,442

Computer Software - 1.1%
SAP AG	561,740	$34,391,430

Computer Software - Systems - 1.5%
Canon, Inc.	931,600	$40,543,304
Hon Hai Precision Industry Co. Ltd.	2,481,000	8,690,017

		$49,233,321

Conglomerates - 1.1%
Smiths Group PLC	1,734,381	$36,086,353

Consumer Products - 5.1%
Beiersdorf AG	787,400	$48,056,375
Reckitt Benckiser Group PLC	1,692,988	86,962,841
Svenska Cellulosa Aktiebolaget	1,589,110	25,579,235

		$160,598,451

Electrical Equipment - 4.3%
Legrand S.A.	633,365	$26,349,191
Schneider Electric S.A.	640,093	109,401,060

		$135,750,251

Electronics - 4.6%
Hoya Corp.	2,202,400	$50,254,330

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electronics - continued
Samsung Electronics Co. Ltd.	58,943	$50,079,654
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,691,943	44,967,866

		$145,301,850

Energy - Independent - 2.7%
CNOOC Ltd.	8,341,000	$21,017,233
INPEX Corp.	8,520	64,632,364

		$85,649,597

Energy - Integrated - 3.5%
BG Group PLC	1,213,587	$30,195,430
Royal Dutch Shell PLC, “A”	1,437,812	52,220,021
TOTAL S.A.	454,553	27,671,289

		$110,086,740

Engineering - Construction - 0.3%
Keppel Corp. Ltd.	1,047,000	$10,216,660

Food & Beverages - 4.6%
Groupe Danone	780,424	$50,981,849
Nestle S.A.	1,679,628	96,279,166

		$147,261,015

Food & Drug Stores - 2.7%
Lawson, Inc.	766,400	$36,947,151
Tesco PLC	8,002,186	48,909,377

		$85,856,528

Insurance - 4.5%
AIA Group Ltd. NPV (a)	8,158,000	$25,118,319
ING Groep N.V. (a)	5,270,741	66,711,838
QBE Insurance Group Ltd.	1,427,796	26,095,777
Swiss Reinsurance Co.	420,237	24,042,955

		$141,968,889

Machinery & Tools - 2.0%
Fanuc Ltd.	241,200	$36,507,670
MAN SE	212,305	26,477,321

		$62,984,991

Major Banks - 10.1%
Banco Santander S.A.	2,277,308	$26,438,868
Barclays PLC	3,711,051	16,523,295
Erste Group Bank AG	368,250	18,581,676
HSBC Holdings PLC	8,852,964	91,034,338
Julius Baer Group Ltd.	1,434,661	62,259,758
Standard Chartered PLC	2,153,739	55,867,804
Westpac Banking Corp.	1,954,904	49,196,597

		$319,902,336

Medical Equipment - 2.3%
Sonova Holding AG	143,593	$12,795,958
Synthes, Inc.	448,426	60,636,374

		$73,432,332

Other Banks & Diversified Financials - 4.6%
Aeon Credit Service Co. Ltd.	519,500	$7,151,088
Banco Santander Brasil S.A., ADR	1,511,120	18,526,331
ICICI Bank Ltd.	1,948,568	48,772,095

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - continued
Komercni Banka A.S.	87,208	$22,007,200
UBS AG (a)	2,731,658	49,012,220

		$145,468,934

Pharmaceuticals - 4.2%
Bayer AG	638,405	$49,435,407
Merck KGaA (l)	336,318	30,351,790
Roche Holding AG	382,741	54,671,333

		$134,458,530

Printing & Publishing - 0.8%
Wolters Kluwer N.V.	1,065,342	$24,911,744

Railroad & Shipping - 2.9%
Canadian National Railway Co.	1,234,136	$92,893,417

Specialty Chemicals - 9.5%
Akzo Nobel N.V.	841,987	$57,849,437
L'Air Liquide S.A.	480,817	63,889,363
Linde AG	773,600	122,187,753
Shin-Etsu Chemical Co. Ltd.	1,161,300	57,729,929

		$301,656,482

Specialty Stores - 1.4%
Esprit Holdings Ltd.	5,376,600	$24,676,144
Hennes & Mauritz AB, “B”	586,870	19,488,261

		$44,164,405

Telecommunications - Wireless - 0.9%
MTN Group Ltd.	1,344,452	$27,141,435

Telephone Services - 1.7%
China Unicom Ltd.	17,878,000	$29,694,964
Singapore Telecommunications Ltd.	9,492,050	22,741,762

		$52,436,726

Utilities - Electric Power - 0.4%
Red Electrica de Espana	240,971	$13,694,314

Total Common Stocks		$3,116,531,676

MONEY MARKET FUNDS (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	43,773,918	$43,773,918

COLLATERAL FOR SECURITIES LOANED - 0.7%
Goldman Sachs Group, Inc., Repurchase Agreement, 0.12%, dated 3/31/11, due 4/01/11, total to be received $22,248,774 (secured by U.S. Treasury and Federal Agency obligations valued at $22,693,674 in an individually traded account), at value	22,248,700	$22,248,700

Total Investments	$3,182,554,294

OTHER ASSETS, LESS LIABILITIES - (0.5)%	(16,910,214)

NET ASSETS - 100.0%	$3,165,644,080

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,116,531,676	$—	$—	$3,116,531,676
Short Term Securities	—	22,248,700	—	22,248,700
Mutual Funds	43,773,918	—	—	43,773,918

Total Investments	$3,160,305,594	$22,248,700	$—	$3,182,554,294

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,631,301,449 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,634,033,811

Gross unrealized appreciation	$602,760,982
Gross unrealized depreciation	(54,240,499)

Net unrealized appreciation (depreciation)	$548,520,483

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,461,255	418,581,080	(406,268,417)	43,773,918

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,346	$43,773,918

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United Kingdom	18.8%
Switzerland	13.1%
France	12.7%
Japan	11.7%
Germany	11.2%
Netherlands	9.0%
Canada	2.9%
India	2.9%
Hong Kong	2.4%
Other Countries	15.3%

4

MFS INVESTMENT MANAGEMENT

MFS® Institutional Large Cap Value Fund

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 9.0%
Honeywell International, Inc.	41,999	$2,507,757
Huntington Ingalls Industries, Inc. (a)	4,923	204,284
Lockheed Martin Corp.	74,569	5,995,348
Northrop Grumman Corp.	29,535	1,852,140
United Technologies Corp.	43,138	3,651,632

		$14,211,161

Alcoholic Beverages - 1.3%
Diageo PLC, ADR	26,390	$2,011,446

Automotive - 0.8%
General Motors Co. (a)	7,900	$245,137
Johnson Controls, Inc.	23,192	964,091

		$1,209,228

Broadcasting - 3.0%
Omnicom Group, Inc.	33,183	$1,627,958
Viacom, Inc., “B”	19,270	896,440
Walt Disney Co.	50,182	2,162,342

		$4,686,740

Brokerage & Asset Managers - 0.3%
Blackrock, Inc.	2,522	$506,947

Business Services - 3.6%
Accenture Ltd., “A”	70,147	$3,855,981
Dun & Bradstreet Corp.	11,075	888,658
Western Union Co.	47,287	982,151

		$5,726,790

Chemicals - 2.6%
3M Co.	21,516	$2,011,746
PPG Industries, Inc.	21,651	2,061,392

		$4,073,138

Computer Software - 2.1%
Oracle Corp.	96,943	$3,234,988

Computer Software - Systems - 2.8%
Hewlett-Packard Co.	23,028	$943,457
International Business Machines Corp.	20,844	3,399,031

		$4,342,488

Construction - 2.0%
Pulte Homes, Inc. (a)	52,134	$385,792
Sherwin-Williams Co.	17,363	1,458,318
Stanley Black & Decker, Inc.	17,150	1,313,690

		$3,157,800

Consumer Products - 0.8%
Avon Products, Inc.	12,270	$331,781
Procter & Gamble Co.	15,393	948,209

		$1,279,990

Electrical Equipment - 1.0%
Danaher Corp.	31,134	$1,615,855

Electronics - 1.3%
Intel Corp.	99,117	$1,999,190

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - 3.3%
Apache Corp.	19,164	$2,508,951
EOG Resources, Inc.	11,627	1,377,916
Occidental Petroleum Corp.	13,076	1,366,311

		$5,253,178

Energy - Integrated - 5.5%
Chevron Corp.	38,442	$4,129,824
Exxon Mobil Corp.	32,195	2,708,565
Hess Corp.	21,036	1,792,478

		$8,630,867

Engineering - Construction - 0.2%
Fluor Corp.	4,590	$338,099

Food & Beverages - 4.8%
General Mills, Inc.	60,714	$2,219,097
J.M. Smucker Co.	9,828	701,621
Kellogg Co.	21,757	1,174,443
Nestle S.A., ADR	32,805	1,885,631
PepsiCo, Inc.	24,581	1,583,262

		$7,564,054

Food & Drug Stores - 0.8%
CVS Caremark Corp.	26,658	$914,903
Walgreen Co.	7,330	294,226

		$1,209,129

General Merchandise - 1.5%
Kohl’s Corp.	10,730	$569,119
Target Corp.	35,960	1,798,360

		$2,367,479

Insurance - 7.7%
ACE Ltd.	15,658	$1,013,073
Allstate Corp.	7,586	241,083
Aon Corp.	32,416	1,716,751
Chubb Corp.	17,310	1,061,276
MetLife, Inc.	86,901	3,887,082
Prudential Financial, Inc.	37,714	2,322,428
Travelers Cos., Inc.	31,958	1,900,862

		$12,142,555

Leisure & Toys - 0.6%
Hasbro, Inc.	19,017	$890,756

Machinery & Tools - 0.8%
Eaton Corp.	23,888	$1,324,351

Major Banks - 14.1%
Bank of America Corp.	192,292	$2,563,252
Bank of New York Mellon Corp.	135,676	4,052,642
Goldman Sachs Group, Inc.	28,997	4,595,155
JPMorgan Chase & Co.	98,193	4,526,697
PNC Financial Services Group, Inc.	20,543	1,294,004
State Street Corp.	33,394	1,500,726
SunTrust Banks, Inc.	10,290	296,764
Wells Fargo & Co.	103,401	3,277,812

		$22,107,052

Medical & Health Technology & Services - 0.5%
Quest Diagnostics, Inc.	14,990	$865,223

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 3.8%
Becton, Dickinson & Co.	18,280	$1,455,454
Medtronic, Inc.	55,089	2,167,752
St. Jude Medical, Inc.	31,159	1,597,210
Thermo Fisher Scientific, Inc. (a)	12,890	716,040

		$5,936,456

Network & Telecom - 0.7%
Cisco Systems, Inc.	64,024	$1,098,012

Oil Services - 0.8%
Transocean, Inc. (a)	15,213	$1,185,853

Other Banks & Diversified Financials - 0.9%
MasterCard, Inc., “A”	5,331	$1,341,919

Pharmaceuticals - 7.9%
Abbott Laboratories	59,490	$2,917,985
GlaxoSmithKline PLC, ADR	15,455	593,627
Johnson & Johnson	64,384	3,814,752
Merck & Co., Inc.	16,602	548,032
Pfizer, Inc.	190,403	3,867,085
Roche Holding Ltd., ADR	19,640	706,058

		$12,447,539

Railroad & Shipping - 0.5%
Canadian National Railway Co.	11,179	$841,443

Restaurants - 0.5%
McDonald’s Corp.	10,440	$794,380

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	18,156	$1,637,308

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	10,592	$695,047
Staples, Inc.	29,697	576,716

		$1,271,763

Telecommunications - Wireless - 1.4%
Vodafone Group PLC, ADR	77,320	$2,222,950

Telephone Services - 2.9%
AT&T, Inc.	147,553	$4,515,122

Tobacco - 4.6%
Altria Group, Inc.	38,591	$1,004,524
Philip Morris International, Inc.	82,574	5,419,332
Reynolds American, Inc.	23,930	850,233

		$7,274,089

Utilities - Electric Power - 2.3%
Dominion Resources, Inc.	16,660	$744,702
PG&E Corp.	35,986	1,589,861
PPL Corp.	18,956	479,587
Public Service Enterprise Group, Inc.	27,153	855,591

		$3,669,741

Total Common Stocks		$154,985,079

CONVERTIBLE PREFERRED STOCKS - 0.3%
Energy - Independent - 0.2%
Apache Corp., 6.0%	3,790	$268,559

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - continued
Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	4,100	$218,284

Total Convertible Preferred Stocks		$486,843

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	1,383,612	$1,383,612

Total Investments		$156,855,534

OTHER ASSETS, LESS LIABILITIES - 0.3%		401,747

NET ASSETS - 100.0%		$157,257,281

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$155,471,922	$—	$—	$155,471,922
Mutual Funds	1,383,612	—	—	1,383,612

Total Investments	$156,855,534	$—	$—	$156,855,534

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$130,048,109

Gross unrealized appreciation	$29,213,808
Gross unrealized depreciation	(2,406,383)

Net unrealized appreciation (depreciation)	$26,807,425

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,668,530	21,034,489	(21,319,407)	1,383,612

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,750	$1,383,612

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.